Cover Page	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	HALOZYME THERAPEUTICS, INC.
Entity File Number	001-32335
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0488686
Entity Address, Address Line One	11388 Sorrento Valley Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	794-8889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HALO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001159036